INCOME TAXES - Foreign Earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Examination
Accumulated undistributed profits of non-U.S. subsidiaries considered indefinitely reinvested	$ 45,200
Additional tax liability to be provided should be undistributed earnings of foreign subsidiaries which were indefinitely invested were remitted currently	12,700
Total bad debt reserved not included in deferred tax liabilities calculation	358
Deferred tax liabilities not recognized relating to bad debt reserved	125
In offices outside the U.S.
Income Tax Examination
Pretax earnings	$ 11,300	$ 10,100	$ 13,100